ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	September 30, 2015	December 31, 2014
Royalties payable	$375,067	$314,787
Accrued compensation	196,723	23,573
Accrued interest payable	1,409,150	987,659
Other	346,070	264,163
Accrued expenses and other liabilities, net	$2,327,010	$1,590,182